Investments in associates and joint venture - Statement of fair values of the identifiable assets and liabilities of Tinka (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Investments in associates [Line Items]
Acquisition of Tinka Resources Ltd.		$ 400,000	$ 0	$ 0
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Consideration transferred		$ 0	$ 0	$ 1,677,000
Tinka resources Ltd
Disclosure of Investments in associates [Line Items]
Acquisition of Tinka Resources Ltd.	$ 400,000
Proportion of ownership interest in associate	19.99%	19.99%